Expense Example {- Franklin Small-Mid Cap Growth VIP Fund} - FTVIP Class 2-70 - Franklin Small-Mid Cap Growth VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 112
3 years	352
5 years	611
10 years	$ 1,351